Leases - Schedule of Disclosure in Tabular Form Of Expenses Relating to Payments not included (Detail) - CAD ($) $ in Thousands	9 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Presentation of leases for lessee [abstract]
Leases of low value assets	$ 4	$ 30
Variable lease payments	370	169
Measurement of the lease liability	$ 374	$ 199